Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit
Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2023	2022	2021
	(in € millions)
Premium
Revenue	11,566	10,251	8,460
Cost of revenue	8,231	7,355	5,986
Gross profit	3,335	2,896	2,474
Ad-Supported
Revenue	1,681	1,476	1,208
Cost of revenue	1,619	1,446	1,091
Gross profit	62	30	117
Consolidated
Revenue	13,247	11,727	9,668
Cost of revenue	9,850	8,801	7,077
Gross profit	3,397	2,926	2,591

Summary of Reconciliation Between Reportable Segment Gross Profit to Group’s Income/(Loss) Before Tax	The reconciliation between reportable segment gross profit to the Group’s (loss)/income before tax is as follows:

	2023	2022	2021
	(in € millions)
Segment gross profit	3,397	2,926	2,591
Research and development	(1,725)	(1,387)	(912)
Sales and marketing	(1,533)	(1,572)	(1,135)
General and administrative	(585)	(626)	(450)
Finance income	161	421	246
Finance costs	(220)	(132)	(91)
(Loss)/income before tax	(505)	(370)	249

Summary of Revenue and Non-current Asset by Geographic Country
Revenue by country

	2023	2022	2021
	(in € millions)
United States	5,225	4,712	3,692
United Kingdom	1,230	1,113	994
Luxembourg	9	7	6
Other countries	6,783	5,895	4,976
Total	13,247	11,727	9,668
Non-current assets for this purpose consist of property and equipment and lease right-of-use assets.

	2023	2022	2021
	(in € millions)
Sweden	84	142	148
United States	387	529	549
Other countries	76	94	112
Total	547	765	809